UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act File Number 811-22860

Pine Grove Alternative Institutional Fund
452 5th Avenue, 26th Floor
New York, NY 10018
908-273-6321

Michelle McCloskey, Chief Executive Officer
Pine Grove Alternative Institutional Fund
452 Fifth Avenue, 26th Floor
New York, NY  10018

Date of fiscal year end:
March 31

Date of reporting period:
July 1, 2016 - June 30, 2017

ITEM 1. PROXY VOTING RECORD

Pine Grove Alternative Institutional Fund
Proxy Voting Record
July 1, 2016-June 30, 2017

Issuer Name	Exchange Ticker Symbol	CUSIP #	Shareholder Meeting Date	Proposal/Description of the Matter Voted	Proposed by Issurer/Shareholder	Did Fund Cast Vote on Matter (Y/N)	How Vote was Cast (For/Against Proposal or Abstain)	Fund Vote For/ Against Management
PSAM WorldArb Fund Ltd	N/A	N/A	N/A	converting all outstanding existing shares to Class 2017 A share	Issuer	Y	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pine Grove Alternative Institutional Fund

By:          /s/ Michelle McCloskey
            Michelle McCloskey, Chief Executive Officer

Date:      August 23, 2017